Foreclosed Assets	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Foreclosed Assets
Foreclosed Assets

Note 6 - Foreclosed Assets

Real estate owned activity was as follows:

	Three Months	Three Months
	Ended	Ended
	September 30, 2024	September 30, 2023
Balance July 1,	$2,334,560	$2,334,560
Loans transferred to real estate owned	—	—
Capitalized expenditures	—	—
Direct write-downs	—	—
Sales of real estate owned	—	—
Balance September 30,	$2,334,560	$2,334,560

Activity in the valuation allowance is as follows:

	Three Months	Three Months
	Ended	Ended
	September 30, 2024	September 30, 2023
Balance July 1,	$937,100	$—
Provisions/(recoveries) charged (credited) to expense	—	—
Reductions from sales of real estate owned	—	—
Direct write-downs	—	—
Balance September 30,	$937,100	$—

Expenses related to foreclosed assets include:

	Three Months	Three Months
	Ended	Ended
	September 30, 2024	September 30, 2023
Balance July 1,	$—	$—
Net loss (gain) on sales	—	—
Provisions for unrealized losses	—	—
Operating expenses, net of rental income	17,572	13,620
Balance September 30,	$17,572	$13,620

During the year ended June 30, 2023, the Company foreclosed on collateral supporting a construction loan which was valued at $2.3 million and was included in foreclosed assets, net. The valuation was based on independent appraisals subject to certain discounts less estimated costs to sell. A subsequent independent appraisal was obtained in April 2024 resulting in a new valuation of $2.1 million subject to certain discounts less estimated costs to sell. After adjusting for estimated costs to sell, the revised valuation was $1.4 million resulting in a provision for valuation allowance of $937,100 being recorded during the year ended June 30, 2024. The Bank is pursuing legal remedies against the previous owner of the property.

Note 7- Foreclosed Assets

Real estate owned activity was as follows:

	Year	Year
	Ended	Ended
	June 30, 2024	June 30, 2023
Balance July 1,	$2,334,560	$—
Loans transferred to real estate owned	—	2,087,809
Capitalized expenditures	—	—
Direct write-downs	—	—
Sales of real estate owned	—	—
Net gain on sale of foreclosed assets	—	246,751
Balance June 30	$2,334,560	$2,334,560

Activity in the valuation allowance is as follows:

	Year	Year
	Ended	Ended
	June 30, 2024	June 30, 2023
Balance July 1,	$—	$—
Provisions charged to expense	937,100	—
Reductions from sales of real estate owned	—	—
Direct write-downs	—	—
Sales of real estate owned	—	—
Balance June 30	$937,100	$—

Expenses related to foreclosed assets are as follows:

	Year	Year
	Ended	Ended
	June 30, 2024	June 30, 2023
Balance July 1,	$—	$—
Net loss (gain) on sales	—	—
Provisions for unrealized losses	937,100	—
Operating expenses, net of rental income	97,492	—
Balance June 30	$1,034,592	$—

During the year ended June 30, 2023, the Company foreclosed on collateral supporting a construction loan which was valued at $2.3 million and was included in foreclosed assets (OREO), net. The valuation was based on independent appraisals subject to certain discounts less estimated costs to sell. A subsequent independent appraisal was obtained in April 2024 subject to certain discounts less estimated costs to sell. After adjusting for estimated costs to sell, the revised valuation was $1.4 million resulting in a provision for valuation allowance of $937,000 being recorded during the year ended June 30, 2024.